Financing receivables, net	12 Months Ended
Dec. 31, 2018
Financing receivables, net
Financing receivables, net

5. Financing receivables, net

The financing receivables, net, as of December 31, 2017 and 2018, consists of the following:

	As of
	December 31,
	2017	2018
	RMB	RMB
Short-term:
Short-term financing receivables	1,569,080	762,854
Allowance for credit losses	(62,901)	(20,737)
Short-term financing receivables, net	1,506,179	742,117
Long-term:
Long-term financing receivables	185,136	19,297
Allowance for credit losses	(6,509)	(415)
Long-term financing receivables, net	178,627	18,882

These balances represent short‑term and long‑term financing receivables with an original term generally up to two years and do not have collateral.

The following table summarizes the balances of financing receivables by due date as of December 31, 2017 and 2018, respectively.

	As of
	December 31,
	2017	2018
	RMB	RMB
Due in months:
0 - 12	1,569,080	762,854
13 - 24	185,136	19,297
Total financing receivables	1,754,216	782,151

The movement of the allowance for credit losses for the years ended December 31, 2017 and 2018 consist of the following:

	For the year ended
	December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	11,884	69,410
Additions	113,162	121,341
Reversal	—	(55,976)
Charge-offs	(55,636)	(113,623)
Balance at end of the year	69,410	21,152

Aging analysis of past due financing receivables as of December 31, 2017 and 2018 are as below:

				91 Days or
	1 - 30 Days	31 - 60 Days	61 - 90 Days	Greater	Total
Financing receivables	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
As of December 31, 2017	34,102	11,346	9,372	—	54,820	1,699,396	1,754,216
As of December 31, 2018	11,123	7,635	7,826	—	26,584	755,567	782,151